SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Period End MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	4.41	4.18
Period End HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.80	7.80
Period Average MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	4.41	4.14
Period-average HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	7.83	7.77